Stockholders' Notes Receivable (Details Textual) (USD $)	0 Months Ended	12 Months Ended	24 Months Ended	0 Months Ended
	Oct. 01, 2012	Dec. 31, 2012	Dec. 31, 2006	Jan. 15, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock					$ 58,824	$ 58,824	$ 195,000
Commercial Paper [Member]
Debt Instrument [Line Items]
Notes Issued			195,000
Debt Instrument, Interest Rate, Effective Percentage	0.93%					6.75%
Debt Instrument, Maturity Date		Oct. 01, 2016
Receivable from Shareholders or Affiliates for Issuance of Capital Stock					58,824	58,824
Debt Instrument, Interest Rate, Increase (Decrease)	0.93%
Debt Instrument Principal Amount				136,176
Commercial Paper [Member] | General and Administrative Expense [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest				$ 64,582